CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss) for the year	$ (249,687)	$ (640,379)	$ 60,294
Items that may reclassified to profit or loss
Currency translation adjustments (no effect on Income Tax)	73,145	(20,989)	(38,761)
DFI effects classified as hedges	1,313	1,893	2,074
Income Tax effects on DFI classified as hedges and others	(362)	(868)	(775)
Items that will not be reclassified to profit or loss
Actuarial results	(420)	87	(212)
Income Tax effects	147	(31)	72
Other comprehensive income (loss), net of tax	73,823	(19,908)	(37,602)
Total comprehensive income (loss) for the year	(175,864)	(660,287)	22,692
Attributable to:
Controlling Company	(206,952)	(662,732)	24,078
Non-controlling interest	$ 31,088	$ 2,445	$ (1,386)